Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2023
Non-Current Assets Held For Sale And Discontinued Operations [Abstract]
Disclosure of analysis of single amount of discontinued operations	Results of discontinued operation

	2023	2022	2021
Revenue	$13,461,964	$262,597,457	$263,320,009
Direct costs	(7,356,519)	(134,660,866)	(160,791,395)
Gross profit	6,105,445	127,936,591	102,528,614
Other income and other net gains/(losses)	289,614	(25,214)	341,124
Selling and distribution expenses	(631,812)	(8,563,337)	(16,193,640)
Research and development expenses	(1,188,677)	(9,530,323)	(4,172,461)
Restructuring costs	—	(30,378,741)	—
Administrative and other operating expenses	(12,946,412)	(36,721,676)	(36,059,318)
(Loss)/profit from operating activities	(8,371,842)	42,717,300	46,444,319
Other finance costs	(122,300)	(203,429)	(185,954)
Write-off on amount due from a shareholder	—	—	(106,179)
Gain on bargain purchase	—	—	117,238
(Loss)/profit from discontinued operation before taxation	(8,494,142)	42,513,871	46,269,424
Income tax credit/(expense)	116,482	(7,391,920)	(1,164,222)
(Loss)/profit from discontinued operation, net of tax	$(8,377,660)	$35,121,951	$45,105,202

(Loss)/earnings per share
Basic	(0.74)	6.93	3.09
Diluted	(0.74)	6.93	3.09
Other income and other net gains/(losses)

	2023	2022	2021
Bank interest income	$19,297	$311	$3,779
Net foreign exchange (losses)/gains	(25,049)	(25,721)	336,285
Sundry income	295,366	196	1,060
	$289,614	$(25,214)	$341,124
Other finance costs

	2023	2022	2021
Interest expenses on lease liabilities (notes 13(a) and 25(b))	$122,300	$203,429	$163,719
Imputed interest on deferred consideration	—	—	22,235
	$122,300	$203,429	$185,954
(iii)Staff costs

	2023	2022	2021
Salaries, wages and other benefits	$9,121,633	$88,585,752	$63,375,740
Contributions to defined contribution retirement plan	—	492,761	217,501
Equity-settled share-based payment expenses	—	5,425,468	1,715,588
	$9,121,633	$94,503,981	$65,308,829
Represented by:
Direct costs	$2,057,344	$63,364,134	$48,069,439
Selling and distribution expenses	—	188,414	154,606
Research and development expenses	—	7,767,201	795,494
Administrative and other operating expenses	7,064,289	23,184,232	16,289,290
Total staff costs	$9,121,633	$94,503,981	$65,308,829
(iv)Restructuring costs

	2023	2022	2021
Impairment of intangible assets (note 14)	$—	$19,109,580	$—
Impairment of goodwill (note 15)	—	3,272,253	—
Impairment losses on property, plant and equipment (note 13)	—	4,447,610	—
Write-off of prepayment	—	3,549,298	—
	$—	$30,378,741	$—
(v)Other items

	2023	2022	2021
Cost of inventories (note 18)	$2,760,713	$50,312,357	$43,752,723
Depreciation of (note 13)
- property, plant and equipment#	98,290	2,831,186	1,807,544
- right-of-use assets#	1,025,062	1,136,690	917,282
Amortization of intangible assets# (note 14)	—	1,498,245	2,991,094
Write-off on property, plant and equipment	—	268,226	476,431
Auditor’s remuneration	76,985	120,570	168,529
# Represented by:
Direct costs	$—	$1,390,250	$751,775
Research and development expenses	405,100	208,534	90,357
Administrative and other operating expenses	718,252	3,867,337	4,873,788
Total depreciation and amortization charges	$1,123,352	$5,466,121	$5,715,920
Cash flows (used in)/from discontinued operation

	2023	2022	2021
Net cash (used in)/from operating activities	$(901,176)	$88,324,872	$49,430,661
Net cash from/(used in) investing activities	118,645	(4,676,216)	(8,798,532)
Net cash used in financing activities	(1,183,878)	(343,407)	(502,543)
Net cash flows for the year	$(1,966,409)	$83,305,249	$40,129,586